Cover	Dec. 03, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 03, 2025
Entity Registrant Name	FIRSTSUN CAPITAL BANCORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42175
Entity Tax Identification Number	81-4552413
Entity Address, Address Line One	1400 16th Street
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	831-6704
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001709442
Amendment Flag	true
Trading Symbol	FSUN
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $.0001 Par Value
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) of FirstSun Capital Bancorp (the “Company”) amends the Current Report on Form 8-K filed by the Company on December 4, 2025 (the “Original Report”). The sole purpose of the Amendment is the insertion of the correct date for the signature in the Original Report. No other revisions have been made to the Original Report.